Recent Subsidiary Activity (Details) - USD ($)		3 Months Ended			6 Months Ended	12 Months Ended
	Jun. 27, 2024	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Jun. 27, 2024	Dec. 31, 2024	Dec. 31, 2023
Recent Subsidiary Activity [Line Items]
Purchase price	$ 11,200,000
Revenue			$ 3,756,675
Gross revenue		$ 3,000,000				$ 3,000,000
Net income/loss				$ 1,500		1,500
Working Capital Adjustment Obligations [Member]
Recent Subsidiary Activity [Line Items]
Purchase price deposited into escrow		300,000				300,000
Indemnification Obligations [Member]
Recent Subsidiary Activity [Line Items]
Purchase price deposited into escrow		75,000				75,000
Performance Revenue [Member]
Recent Subsidiary Activity [Line Items]
Purchase price deposited into escrow		$ 250,000				$ 250,000
HWN [Member]
Recent Subsidiary Activity [Line Items]
Percentage of escrow deposits		50.00%				50.00%
Gain on disposal of subsidiary		$ 7,950,773				$ 7,950,773
Net income/loss					$ 1,784,730
INNO4 LLC [Member]
Recent Subsidiary Activity [Line Items]
Percentage of escrow deposits		50.00%				50.00%
Gross revenue		$ 250,000				$ 250,000
Tropical Communications, Inc. (“Tropical”) [Member]
Recent Subsidiary Activity [Line Items]
Net income loss						4,608
Maximum [Member]
Recent Subsidiary Activity [Line Items]
Revenue		3,756,675				3,756,675
Minimum [Member]
Recent Subsidiary Activity [Line Items]
Revenue		$ 3,000,000				$ 3,000,000